SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of the grant date fair values of options granted

	For the period between	For the period between
	January 1 and June 11,	June 11 and December 31,	For the year ended December 31,
	2019	2019	2020
Expected volatility	45%	38.7%~45.4%	32%
Expected dividends yield	nil	nil	nil
Expected term	10 years	0.55~9.99 years	10 years
Risk-free interest rate per annum	2.08%	1.9%~2.2%	0.6%
Exercise multiple	2.2-2.8	2.2~2.8	2.2~2.8

Schedule of shared-based compensation expense

	For the Year Ended
	December 31,
	2018	2019	2020
Cost of revenues	2,157	1,537	1,772
Selling expenses	366	787	901
General and administrative expenses	4,285	5,910	5,939
Total	6,808	8,234	8,612

Stock Option
Schedule of share-based award activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of January 1, 2020	7,227,971	0.001	4.97	26,302,586
Granted	4,785,365	1.35	—	—
Forfeited	(408,825)	0.88	—	—
Expired	(386,965)	0.001	—	—
Outstanding as of December 31, 2020	11,217,546	0.54	6.99	15,993,085
Vested and expected to vest as of December 31, 2020 (a)	8,462,425	0.36	6.31	13,615,383
Exercisable as of December 31, 2020	5,707,303	0.001	4.98	11,237,680
(a)	Vested and expected to vest as of December 31, 2020 represents fully vested CIH’s share options and unvested CIH’s share options held by the Company’s and Fang’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2020.

Unvested restricted shares
Schedule of share-based award activity

		Weighted Average
		Grant Date Fair
	Number of Shares	Value US$
Unvested as of January 1, 2020	672,030	0.34
Vested	(306,977)	0.34
Forfeited	(63,578)	0.34
Unvested as of December 31, 2020	310,475	0.34

Fang
Schedule of weighted average grant date fair value of option

The fair values of the share options granted by Fang to the Company’s employees for the year ended December 31, 2018, and during the period from January 1, 2019 to June 11, 2019 are as follows:

		For the period
		between January 1
	Year Ended December 31,	and June 11,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	—	2.88
Aggregate grant date fair value of options	—	773,280

Fang | Stock Option
Schedule of share-based award activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of January 1, 2020	590,353	13.03	7.19	—
Forfeited	(16,010)	10.56	—	—
Expired	(73,215)	16.39	—	—
Outstanding as of December 31, 2020	501,128	12.62	6.69	—
Vested and expected to vest as of December 31, 2020 (a)	405,259	14.13	6.29	—
Exercisable as of December 31, 2020	309,390	16.57	5.64	—
(a)	Vested and expected to vest as of December 31, 2020 represents fully vested Fang’s share options and unvested Fang’s share options held by the Company’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2020.

Fang | Unvested restricted shares
Schedule of share-based award activity

		Weighted
		Average Grant
	Number of Shares	Date Fair Value US$
Unvested as of January 1, 2020	62,858	17.55
Vested	(28,320)	17.55
Forfeited	(6,168)	17.55
Unvested as of December 31, 2020	28,370	17.55